Notes Payable - Schedule of Notes Payable (Details) (Parenthetical) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 12, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Notes Payable [Abstract]
Note payable issued for settlement of License fee payable	$ 1,404,000	$ 1,404,000
License fee payable	1,094,691			$ 1,094,691	$ 1,094,691
Loss on loan settlement	$ 309,309	$ (227,501)	$ (54,000)	$ (82,337)	$ (1,271,329)